The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.1%
Communication Services—1.1%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	$ 7,529	$ 7,660
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	22,114	19,146
TEGNA, Inc.
4.625%, 3/15/28	12,766	12,699
5.000%, 9/15/29	8,393	8,413
		47,918

Consumer Discretionary—1.1%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	13,200	14,602
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	31,999	31,800
		46,402

Consumer Staples—0.2%
TreeHouse Foods, Inc. 4.000%, 9/1/28	10,995	9,310
Energy—0.4%
Renewable Energy Group, Inc. 144A 5.875%, 6/1/28(1)	16,464	17,685
Financials—0.6%
Brighthouse Financial, Inc. 3.850%, 12/22/51	500	417
Ford Motor Credit Co. LLC 2.900%, 2/10/29	2,000	1,781
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	21,951	22,109
144A 5.875%, 10/1/30(1)	3,555	3,564
		27,871

Industrials—0.4%
Meritor, Inc. 144A 4.500%, 12/15/28(1)	9,352	9,376
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	7,175	6,482
		15,858

Information Technology—0.8%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	15,851	16,501
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	17,905	18,440
		34,941

Materials—0.5%
Intertape Polymer Group, Inc. 144A 4.375%, 6/15/29(1)	19,748	20,341
Real Estate—0.0%
Realogy Group LLC 144A 5.250%, 4/15/30(1)	2,000	1,840
	Par Value	Value

Real Estate—continued
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	$ 661	$ 556
		2,396

Utilities—0.0%
Southwest Gas Corp. 3.180%, 8/15/51	1,000	817
Total Corporate Bonds and Notes (Identified Cost $229,002)		223,539

Leveraged Loans—1.0%
Health Care—0.3%
Mallinckrodt International Finance S.A. (3 month LIBOR + 4.250%) 4.250%, 2/28/23(2)(3)	13,825	13,700
Media / Telecom - Diversified Media—0.3%
Rentpath, LLC Tranche B-1, First Lien 0.000%, 12/31/22(4)(5)	556	5
Syniverse Holdings, Inc. Tranche C (3 month LIBOR + 5.000%) 6.000%, 3/9/23(3)	15,744	15,237
		15,242

Service—0.4%
Watts Guerra LLP (3 month LIBOR + 8.000%) 8.000%, 10/7/23(3)(4)	15,958	15,918
Total Leveraged Loans (Identified Cost $45,747)		44,860

	Shares
Preferred Stock—0.1%
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	145,221	3,461
Total Preferred Stock (Identified Cost $3,631)		3,461

Common Stocks—43.3%
Communication Services—8.1%
Activision Blizzard, Inc.	778,520	62,367
AT&T, Inc.	1,372,500	32,432
MGM Holdings, Inc. Class A(4)(6)	131,269	525
Sciplay Corp. Class A(6)	327,926	4,237
Shaw Communications, Inc. Class B	1,642,624	50,987
TEGNA, Inc.(7)	2,143,177	48,007
Vodafone Group plc Sponsored ADR	1,312,000	21,806
Zynga, Inc. Class A(6)	14,380,205	132,873
		353,234

Consumer Discretionary—1.5%
Houghton Mifflin Harcourt Co.(6)	827,540	17,387
Lennar Corp. Class A	270,312	21,941
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
Sportsman’s Warehouse Holdings, Inc.(6)	991,161	$ 10,595
Tenneco, Inc. Class A(6)	840,860	15,405
		65,328

Consumer Staples—0.2%
Sanderson Farms, Inc.	48,525	9,098
TPCO Holding Corp.(6)	1,816,240	2,288
		11,386

Energy—0.3%
Oasis Petroleum, Inc.	82,334	12,045
Financials—4.8%
Alleghany Corp.(6)	17,484	14,809
American National Group, Inc.	125,278	23,689
First Horizon Corp.(6)(7)	3,683,461	86,525
Flagstar Bancorp, Inc.	107,110	4,541
Hartford Financial Services Group, Inc. (The)	349,090	25,068
People’s United Financial, Inc.	2,602,186	52,018
Poema Global Holdings Corp. Class A(6)	235,695	2,357
		209,007

Health Care—6.2%
ATI Physical Therapy, Inc.(6)	306,157	576
Cerner Corp.	2,268,055	212,199
Clinigen Group plc	703,660	8,522
Convey Health Solutions Holdings, Inc.(6)	3,901	26
GlaxoSmithKline plc Sponsored ADR	501,900	21,863
Intersect ENT, Inc.(6)	671,909	18,820
LHC Group, Inc.(6)	54,408	9,173
		271,179

Industrials—3.7%
Aerojet Rocketdyne Holdings, Inc.(6)	34,735	1,367
Cornerstone Building Brands, Inc.(6)	621,247	15,109
Hertz Global Holdings, Inc.(6)	16,825	373
Meritor, Inc.(6)	1,123,331	39,957
Nielsen Holdings plc	586,402	15,973
SPX FLOW, Inc.	124,521	10,736
Welbilt, Inc.(6)	1,487,326	35,324
XPO Logistics, Inc.(6)	577,100	42,013
		160,852

Information Technology—15.1%
Anaplan, Inc.(6)	955,092	62,129
Citrix Systems, Inc.(7)	885,007	89,297
CMC Materials, Inc.(7)	475,674	88,190
Coherent, Inc.(6)(7)	694,657	189,891
Five9, Inc.(6)	75,600	8,346
Lazard Growth Acquisition Corp. I(6)	440,843	4,320
Magnachip Semiconductor Corp.(6)	49,305	834
Mandiant, Inc.(6)	2,357,446	52,595
MoneyGram International, Inc.(6)	1,361,319	14,376
NeoPhotonics Corp.(6)	1,310,798	19,937
Plantronics, Inc.(6)	260,603	10,268
Rogers Corp.(6)(7)	196,462	53,379
Tower Semiconductor Ltd.(6)	456,115	22,076
UserTesting, Inc.(6)	400	4
	Shares	Value

Information Technology—continued
Vonage Holdings Corp.(6)	2,305,512	$ 46,779
		662,421

Materials—1.2%
Atotech Ltd.(6)	1,289,606	28,307
Ferro Corp.(6)	1,124,548	24,447
		52,754

Real Estate—2.2%
Bluerock Residential Growth REIT, Inc. Class A	450,222	11,962
Healthcare Trust of America, Inc. Class A(7)	2,713,723	85,048
		97,010

Total Common Stocks (Identified Cost $1,887,493)		1,895,216

Rights—0.0%
Communication Services—0.0%
Media General, Inc.(4)(6)(7)	891,153	—
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(4)(6)	52,650	—
Health Care—0.0%
Bristol Myers Squibb Co.(4)(6)	453,175	464
Total Rights (Identified Cost $—)		464

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A.(4)(6)	238,850	—
BuzzFeed, Inc.(6)	117,848	100
		100

Consumer Discretionary—0.0%
Cazoo Group Ltd(6)	380,410	145
CEC Brands LLC(4)(6)	189,648	569
Enjoy Technology, Inc.(6)	13,538	3
		717

Consumer Staples—0.0%
Whole Earth Brands, Inc.(6)	229,941	133
Financials—0.1%
Accelerate Acquisition Corp.(6)	201,400	78
Apollo Strategic Growth Capital(6)	163,274	224
Arrowroot Acquisition Corp.(6)	462,172	93
Austerlitz Acquisition Corp. I(6)	9,500	5
Avanti Acquisition Corp.(6)	125,000	32
CC Neuberger Principal Holdings II(6)	17,943	18
CF Acquisition Corp. VIII(6)	40,000	13
CHP Merger Corp.(6)	100,814	17
Cohn Robbins Holdings Corp.(6)	297,617	229
Conx Corp.(6)	153,442	64
Deep Lake Capital Acquisition Corp.(6)	167,691	34

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Financials—continued
E.Merge Technology Acquisition Corp.(6)	395,766	$ 67
Equity Distribution Acquisition Corp.(6)	13,806	5
Forge Global Holdings, Inc.(6)	118,190	196
Fortress Capital Acquisition Corp.(6)	68,899	28
GCM Grosvenor, Inc.(6)	102,070	143
Goal Acquisitions Corp.(6)	564,935	169
Golden Falcon Acquisition Corp.(6)	172,837	47
Healthcare Services Acquisition Corp.(6)	225,254	79
HPX Corp.(6)	24,612	4
KL Acquisition Corp.(6)	207,528	38
Longview Acquisition Corp. II(6)	85,384	36
Marlin Technology Corp.(6)	220,545	66
Medicus Sciences Acquisition Corp.(6)	18,222	8
Moneylion, Inc.(6)	106,742	41
Pathfinder Acquisition Corp.(6)	74,121	27
Pioneer Merger Corp.(6)	145,550	29
Pontem Corp.(6)	134,633	44
Prospector Capital Corp.(6)	155,088	44
RMG Acquisition Corp. III(6)	85,180	38
Senior Connect Acquisition Corp. I(6)	158,629	28
Supernova Partners Acquisition Co. III Ltd(6)	79,167	37
Thunder Bridge Capital Partners III, Inc.(6)	81,350	43
Tishman Speyer Innovation Corp. II(6)	70,542	27
Tuscan Holdings Corp. II(6)	109,883	55
VectoIQ Acquisition Corp. II(6)	63,188	29
Virgin Group Acquisition Corp. II(6)	78,996	30
		2,165

Health Care—0.0%
Pear Therapeutics, Inc.(6)	6,166	5
Quantum-Si, Inc.(6)	32,085	37
		42

Industrials—0.0%
Berkshire Grey, Inc.(6)	88,153	36
Shapeways Holdings, Inc.(6)	112,274	39
		75

Information Technology—0.0%
BigBear.ai Holdings, Inc.(6)	43,484	38
Embark Technology, Inc.(6)	3,466	4
KLDiscovery, Inc.(6)	677,651	169
		211

Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(6)	2,620	2
Total Warrants (Identified Cost $17,222)		3,445

	Shares/Units
Special Purpose Acquisition Companies—17.5%
26 Capital Acquisition Corp.(6)	122,000	1,231
7GC & Co. Holdings, Inc. Class A(6)	440,351	4,320
Accelerate Acquisition Corp. Class A(6)	604,200	5,897
AEA-Bridges Impact Corp. Class A(6)	436,514	4,322
AfterNext HealthTech Acquisition Corp. Class A(6)	527,310	5,104
	Shares/Units	Value
Agba Acquisition Ltd.(6)	49,368	$ 551
Agile Growth Corp. Class A(6)	371,222	3,619
Alpha Partners Technology Merger Corp. Class A(6)	441,459	4,265
AltEnergy Acquisition Corp.(6)	125,618	1,252
Altimar Acquisition Corp. III(6)	163,357	1,609
Altimar Acquisition Corp. III Class A(6)	150,000	1,469
Altimeter Growth Corp. 2 Class A (6)	298,403	2,930
Altitude Acquisition Corp. Class A(6)	481,728	4,793
Anzu Special Acquisition Corp. I(6)	15,412	152
Anzu Special Acquisition Corp. I Class A(6)	441,364	4,312
Apollo Strategic Growth Capital Class A(6)	859,790	8,555
Apollo Strategic Growth Capital II Class A(6)	200,000	1,960
Archimedes Tech SPAC Partners Co.(6)	13,489	136
ArcLight Clean Transition Corp. II Class A(6)	435,720	4,322
Ares Acquisition Corp.(6)	157,500	1,558
Ares Acquisition Corp. Class A(6)	100,000	981
Arrowroot Acquisition Corp. Class A(6)	575,536	5,609
Artemis Strategic Investment Corp. Class A(6)	437,600	4,367
Artisan Acquisition Corp. Class A(6)	217,825	2,150
Astrea Acquisition Corp. Class A(6)	430,908	4,210
Athena Consumer Acquisition Corp.(6)	83,859	839
Atlas Crest Investment Corp. II(6)	107,500	1,058
Atlas Crest Investment Corp. II Class A(6)	306,631	3,011
Ault Disruptive Technologies Corp.(6)	128,174	1,278
Aurora Acquisition Corp. Class A(6)	175,172	1,727
Austerlitz Acquisition Corp. I Class A(6)	820,401	8,056
Austerlitz Acquisition Corp. II(6)	63,000	622
Austerlitz Acquisition Corp. II Class A(6)	392,818	3,842
Authentic Equity Acquisition Corp.(6)	21,600	215
Avanti Acquisition Corp. Class A(6)	609,156	6,006
Avista Public Acquisition Corp. II Class A(6)	431,754	4,369
AxonPrime Infrastructure Acquisition Corp.(6)	500	5
AxonPrime Infrastructure Acquisition Corp. Class A(6)	100,000	963
Belong Acquisition Corp. Class A(6)	45,049	441
Big Sky Growth Partners, Inc. Class A(6)	11,109	108
Bilander Acquisition Corp. Class A(6)	441,893	4,273
Biotech Acquisition Co.(6)	40,000	395
Biotech Acquisition Co. Class A(6)	434,517	4,280
Blue Whale Acquisition Corp. I Class A(6)	103,519	1,004
BlueRiver Acquisition Corp.(6)	10,650	105
BOA Acquisition Corp. Class A(6)	307,206	3,041
Brigade-M3 European Acquisition Corp.(6)	250,490	2,462
Build Acquisition Corp.(6)	76,056	746
Catalyst Partners Acquisition Corp. Class A(6)	440,985	4,291
CC Neuberger Principal Holdings II Class A(6)	754,616	7,486
CC Neuberger Principal Holdings III(6)	114,000	1,135
CC Neuberger Principal Holdings III Class A(6)	93,305	920
CF Acquisition Corp. VI Class A(6)	7,876	93
CHP Merger Corp. Class A(6)	274,195	2,791
Churchill Capital Corp. V Class A(6)	184,334	1,812
Churchill Capital Corp. VII Class A(6)	873,520	8,552
CIIG Capital Partners II, Inc.(6)	337,246	3,389
Class Acceleration Corp.(6)	11,750	116
Climate Real Impact Solutions II Acquisition Corp.(6)	4,860	48
Climate Real Impact Solutions II Acquisition Corp. Class A(6)	436,069	4,269
Cohn Robbins Holdings Corp. Class A(6)	1,092,312	10,858
Colicity, Inc.(6)	368,445	3,627
Colonnade Acquisition Corp. II(6)	62,933	617
Compute Health Acquisition Corp.(6)	413,002	4,089
Compute Health Acquisition Corp. Class A(6)	300,000	2,934
Concord Acquisition Corp. Class A(6)	280,885	2,795
Concord Acquisition Corp. II Class A(6)	662,974	6,418

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares/Units	Value
Concord Acquisition Corp. III Class A(6)	375,662	$ 3,727
Conx Corp. Class A(6)	613,768	6,046
Conyers Park III Acquisition Corp. Class A(6)	438,254	4,273
Corazon Capital V838 Monoceros Corp. Class A(6)	219,127	2,137
Corner Growth Acquisition Corp.(6)	188,816	1,867
COVA Acquisition Corp.(6)	162,199	1,601
Crown PropTech Acquisitions Class A(6)	435,176	4,300
D & Z Media Acquisition Corp.(6)	167,214	1,642
DA32 Life Science Tech Acquisition Corp. Class A(6)	156,534	1,526
Decarbonization Plus Acquisition Corp. IV Class A(6)	407,972	4,055
Deep Lake Capital Acquisition Corp. Class A(6)	335,382	3,297
DHC Acquisition Corp. Class A(6)	448,953	4,400
Digital Transformation Opportunities Corp. Class A(6)	182,295	1,779
Direct Selling Acquisition Corp.(6)	94,000	948
DMY Technology Group, Inc. VI(6)	189	2
Dragoneer Growth Opportunities Corp. III Class A(6)	435,587	4,251
Dynamics Special Purpose Corp. Class A(6)	455,060	4,494
E.Merge Technology Acquisition Corp. Class A(6)	1,187,298	11,754
EdtechX Holdings Acquisition Corp. II Class A(6)	98,926	999
Elliott Opportunity II Corp.(6)	81,448	793
Elliott Opportunity II Corp. Class A(6)	435,340	4,258
Enterprise 4.0 Technology Acquisition Corp.(6)	125,722	1,269
Equity Distribution Acquisition Corp. Class A(6)	1,069,829	10,580
ESGEN Acquisition Corp.(6)	146,752	1,485
ESM Acquisition Corp.(6)	63,000	624
Eucrates Biomedical Acquisition Corp.(6)	927	9
ExcelFin Acquisition Corp.(6)	125,701	1,253
ExcelFin Acquisition Corp. Class A(6)	158,794	1,583
Fifth Wall Acquisition Corp. III Class A(6)	434,863	4,223
FinServ Acquisition Corp. II(6)	95,843	945
FinServ Acquisition Corp. II Class A(6)	130,245	1,270
FinTech Acquisition Corp. VI(6)	206,626	2,035
FinTech Acquisition Corp. VI Class A(6)	231,086	2,269
Fintech Evolution Acquisition Group(6)	270,205	2,667
Fortistar Sustainable Solutions Corp. Class A(6)	439,156	4,299
Fortress Capital Acquisition Corp. Class A(6)	344,495	3,404
Fortress Value Acquisition Corp. III(6)	83,525	823
Fortress Value Acquisition Corp. III Class A(6)	437,804	4,312
Fortress Value Acquisition Corp. IV Class A(6)	437,535	4,288
FTAC Athena Acquisition Corp. Class A(6)	503,599	4,935
FTAC Emerald Acquisition Corp.(6)	415,930	4,151
FTAC Hera Acquisition Corp.(6)	141,200	1,395
FTAC Parnassus Acquisition Corp. Class A(6)	437,086	4,257
FTAC Zeus Acquisition Corp.(6)	83,545	835
Fusion Acquisition Corp. II(6)	212,300	2,083
G Squared Ascend I, Inc.(6)	316,031	3,126
G Squared Ascend I, Inc. Class A(6)	431,233	4,248
G Squared Ascend II, Inc.(6)	171,106	1,656
Gesher I Acquisition Corp.(6)	125,606	1,240
Goal Acquisitions Corp.(6)	606,837	5,923
Golden Falcon Acquisition Corp. Class A(6)	345,674	3,391
Gores Holdings VII, Inc. Class A(6)	440,392	4,311
Gores Holdings VIII, Inc. Class A (6)	5,432	54
Gores Technology Partners II, Inc. Class A(6)	711,485	6,958
Gores Technology Partners, Inc. Class A(6)	603,976	5,919
Graf Acquisition Corp. IV(6)	222,759	2,163
Haymaker Acquisition Corp. III(6)	334,161	3,308
Health Assurance Acquisition Corp. Class A(6)	436,766	4,302
Healthcare Services Acquisition Corp. Class A(6)	450,508	4,415
Hennessy Capital Investment Corp. V(6)	8,400	83
Hennessy Capital Investment Corp. VI Class A(6)	451,213	4,377
Highland Transcend Partners I Corp. Class A(6)	20,847	205
Home Plate Acquisition Corp. Class A(6)	294,903	2,866
Horizon Acquisition Corp. II Class A(6)	432,894	4,290
	Shares/Units	Value
HPX Corp. Class A(6)	49,224	$ 488
Hudson Executive Investment Corp. II(6)	17,300	170
Independence Holdings Corp.(6)	113,012	1,123
Independence Holdings Corp. Class A(6)	306,692	3,003
Infinite Acquisition Corp.(6)	104,431	1,040
INSU Acquisition Corp. III Class A(6)	436,638	4,288
InterPrivate II Acquisition Corp.(6)	63,494	621
InterPrivate III Financial Partners, Inc. Class A(6)	63,490	627
InterPrivate IV InfraTech Partners, Inc.(6)	16,373	161
ION Acquisition Corp. 3 Ltd. Class A(6)	437,873	4,265
Isleworth Healthcare Acquisition Corp.(6)	436,449	4,321
Jack Creek Investment Corp.(6)	116,600	1,152
Jack Creek Investment Corp. Class A(6)	302,112	2,964
Jaws Hurricane Acquisition Corp. Class A(6)	391,573	3,826
Jaws Juggernaut Acquisition Corp.(6)	295,167	2,916
Jaws Juggernaut Acquisition Corp. Class A(6)	131,123	1,280
Jaws Mustang Acquisition Corp.(6)	36,600	362
Jaws Mustang Acquisition Corp. Class A(6)	483,788	4,746
JOFF Fintech Acquisition Corp. Class A(6)	246,856	2,412
Juniper II Corp. Class A(6)	6,049	60
Kensington Capital Acquisition Corp. IV(6)	358,384	3,587
Kensington Capital Acquisition Corp. V(6)	169,255	1,743
Khosla Ventures Acquisition Co. Class A(6)	440,241	4,306
Khosla Ventures Acquisition Co. III Class A(6)	388,928	3,800
Kismet Acquisition Three Corp.(6)	84	1
Kismet Acquisition Three Corp. Class A(6)	438,780	4,296
KKR Acquisition Holdings I Corp.(6)	424,235	4,200
KL Acquisition Corp. Class A(6)	622,584	6,108
KludeIn I Acquisition Corp.(6)	32,000	319
L Catterton Asia Acquisition Corp. Class A(6)	439,236	4,287
Landcadia Holdings IV, Inc. Class A(6)	434,726	4,269
LAVA Medtech Acquisition Corp. Class A(6)	197,384	1,964
LDH Growth Corp. I Class A(6)	438,110	4,285
Lerer Hippeau Acquisition Corp. Class A(6)	440,533	4,295
Live Oak Crestview Climate Acquisition Corp.(6)	430,057	4,210
Live Oak Mobility Acquisition Corp. Class A(6)	208,944	2,050
Longview Acquisition Corp. II Class A(6)	426,920	4,167
M3-Brigade Acquisition II Corp. Class A(6)	429,828	4,199
Macondray Capital Acquisition Corp. I(6)	191,600	1,916
Macondray Capital Acquisition Corp. I Class A(6)	433,753	4,290
Magnum Opus Acquisition Ltd. Class A(6)	429,084	4,252
Marlin Technology Corp. Class A(6)	661,635	6,497
Mason Industrial Technology, Inc.(6)	197,230	1,943
Medicus Sciences Acquisition Corp. Class A(6)	164,000	1,604
MedTech Acquisition Corp. Class A(6)	346,875	3,399
Metals Acquisition Corp. Class A(6)	84,063	837
Motive Capital Corp. II(6)	250,495	2,555
Motive Capital Corp. II Class A(6)	184,925	1,834
Music Acquisition Corp. (The)(6)	205,000	2,021
New Vista Acquisition Corp. Class A(6)	76,113	745
Newbury Street Acquisition Corp.(6)	62,108	610
Newcourt Acquisition Corp.(6)	170,491	1,705
Newcourt Acquisition Corp. Class A(6)	80,403	805
Noble Rock Acquisition Corp.(6)	18,600	183
North Atlantic Acquisition Corp. Class A(6)	437,086	4,314
North Mountain Merger Corp. Class A(6)	217,892	2,155
Northern Genesis Acquisition Corp. III Class A(6)	437,421	4,265
Northern Star Investment Corp. II Class A(6)	444,137	4,344
Omega Alpha SPAC Class A(6)	161,367	1,585
Oscar Health, Inc. Class A(6)	500	5
Pathfinder Acquisition Corp. Class A(6)	370,605	3,625
Patria Latin American Opportunity Acquisition Corp.(6)	33,214	334
Peridot Acquisition Corp. II(6)	176,260	1,731

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares/Units	Value
Peridot Acquisition Corp. II Class A(6)	438,326	$ 4,287
Pershing Square Tontine Holdings Ltd. Class A(6)	547,537	10,891
Phoenix Biotech Acquisition Corp.(6)	125,563	1,264
Pioneer Merger Corp. Class A(6)	436,650	4,279
Pivotal Investment Corp. III(6)	54,665	534
Pontem Corp. Class A(6)	403,899	3,962
Portage Fintech Acquisition Corp. Class A(6)	167,307	1,641
Post Holdings Partnering Corp. Class A(6)	651,708	6,374
Prime Impact Acquisition I(6)	3,935	39
Prime Impact Acquisition I Class A(6)	454,200	4,492
Progress Acquisition Corp.(6)	6,819	68
PROOF Acquisition Corp. I(6)	334,456	3,321
Property Solutions Acquisition Corp. II(6)	130,444	1,277
Prospector Capital Corp. Class A(6)	465,264	4,560
Pyrophyte Acquisition Corp.(6)	167,546	1,686
Queen’s Gambit Growth Capital Class A(6)	525,881	5,259
RedBall Acquisition Corp. Class A(6)	791,741	7,862
Revolution Healthcare Acquisition Corp. Class A(6)	879,167	8,625
RMG Acquisition Corp. III Class A(6)	863,887	8,466
Rocket Internet Growth Opportunities Corp.(6)	372,661	3,656
Ross Acquisition Corp. II(6)	11,064	110
Ross Acquisition Corp. II Class A(6)	433,661	4,259
RXR Acquisition Corp. Class A(6)	445,738	4,346
ScION Tech Growth II(6)	80,650	793
Screaming Eagle Acquisition Corp.(6)	753,357	7,534
Seaport Calibre Materials Acquisition Corp.(6)	83,325	826
Semper Paratus Acquisition Corp.(6)	167,465	1,691
Senior Connect Acquisition Corp. I Class A(6)	317,258	3,112
Shelter Acquisition Corp. I(6)	379,078	3,768
ShoulderUp Technology Acquisition Corp. Class A(6)	187,519	1,851
SILVERspac, Inc. Class A(6)	39,614	382
Simon Property Group Acquisition Holdings, Inc.(6)	368,092	3,633
Simon Property Group Acquisition Holdings, Inc. Class A(6)	646,902	6,327
Slam Corp.(6)	407,140	4,006
Slam Corp. Class A(6)	31,355	306
Soar Technology Acquisition Corp.(6)	84,290	862
Social Capital Hedosophia Holdings Corp. VI Class A(6)	262,291	2,649
Social Capital Suvretta Holdings Corp. I Class A(6)	119,151	1,178
Social Capital Suvretta Holdings Corp. III Class A(6)	24	—(8)
Social Capital Suvretta Holdings Corp. IV Class A(6)	23,830	232
Software Acquisition Group, Inc. III Class A(6)	9,551	95
Sound Point Acquisition Corp. I Ltd.(6)	41,468	417
Supernova Partners Acquisition Co. III Ltd. Class A(6)	831,008	8,127
Sustainable Development Acquisition I Corp.(6)	22,700	224
SVF Investment Corp.(6)	139,921	1,388
SVF Investment Corp. Class A(6)	440,012	4,312
SVF Investment Corp. 2 Class A(6)	13,746	135
SVF Investment Corp. 3 Class A(6)	346,286	3,432
Tailwind Acquisition Corp. Class A(6)	1,073,615	10,623
Tailwind International Acquisition Corp. Class A(6)	94,415	924
Target Global Acquisition I Corp.(6)	375,602	3,745
TCV Acquisition Corp. Class A(6)	282,250	2,755
Thunder Bridge Capital Partners III, Inc. Class A(6)	406,750	3,994
Tishman Speyer Innovation Corp. II Class A(6)	352,710	3,457
TortoiseEcofin Acquisition Corp. III Class A(6)	440,756	4,284
Tribe Capital Growth Corp. I(6)	222,494	2,187
Tribe Capital Growth Corp. I Class A(6)	219,127	2,134
Twelve Seas Investment Co. II(6)	31,437	309
TZP Strategies Acquisition Corp.(6)	50,000	493
USHG Acquisition Corp. Class A(6)	264,912	2,678
VectoIQ Acquisition Corp. II Class A(6)	315,940	3,109
Vector Acquisition Corp. II Class A(6)	101,284	988
	Shares/Units	Value
Virgin Group Acquisition Corp. II Class A(6)	816,663	$ 8,052
Viscogliosi Brothers Acquisition Corp.(6)	125,599	1,248
Vy Global Growth Class A(6)	567,814	5,621
Warburg Pincus Capital Corp. I Class A(6)	434,280	4,269
Warrior Technologies Acquisition Co. Class A(6)	439,403	4,346
Z-Work Acquisition Corp. Class A(6)	290,581	2,839
Total Special Purpose Acquisition Companies (Identified Cost $770,885)		766,796

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $10,053)		5,146

Private Investments in Public Equity—0.0%
MarketWise, Inc.(6)	65,608	310
Microvast Holdings, Inc.(4)(6)(9)	61,000	388
Total Private Investments in Public Equity (Identified Cost $1,266)		698

Escrow Notes—2.7%
Financials—2.7%
Altaba, Inc. Escrow(6)	20,262,111	118,533
Industrials—0.0%
AMR Corp. Escrow Shares(4)(6)	1,243,406	25
Total Escrow Notes (Identified Cost $83,158)		118,558

Total Long-Term Investments—69.9% (Identified Cost $3,048,457)		3,062,183

Short-Term Investments—25.8%
Money Market Mutual Funds—25.8%
BlackRock Liquidity FedFund, Institutional Shares (seven-day effective yield 0.231%)(10)	192,800,000	192,800
Federated Hermes Government Obligations Fund, Institutional Shares (seven-day effective yield 0.140%)(10)	164,975,890	164,976
Goldman Sachs Financial Square Government Fund, Standard Shares (seven-day effective yield 0.248%)(10)	192,800,000	192,800
Invesco Government & Agency Portfolio, Institutional Shares (seven-day effective yield 0.249%)(10)	192,800,000	192,800
JPMorgan U.S. Government Money Market Fund, Capital Shares (seven-day effective yield 0.246%)(10)	192,800,000	192,800
Morgan Stanley Liquidity Fund Government Portfolio, Institutional Shares (seven-day effective yield 0.230%)(10)	192,800,000	192,800
Total Short-Term Investments (Identified Cost $1,128,976)		1,128,976

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Shares	Value

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.7% (Identified Cost $4,177,433)	$4,191,159

Securities Sold Short—(5.5)%

	Par Value
U.S. Government Security—(0.0)%
U.S. Treasury Notes 2.375%, 5/15/51	$ (1,170)	(1,146)
Total U.S. Government Security (Identified Cost $(1,293))		(1,146)

	Shares
Common Stocks—(5.5)%
Communication Services—(1.1)%
Take-Two Interactive Software, Inc.(6)	(301,126)	(46,295)
Energy—(0.3)%
Whiting Petroleum Corp.	(142,599)	(11,623)
Financials—(1.9)%
Aon plc	(99,153)	(32,288)
M&T Bank Corp.	(307,092)	(52,052)
		(84,340)

Information Technology—(1.1)%
Entegris, Inc.	(214,194)	(28,115)
MKS Instruments, Inc.	(70,389)	(10,558)
NortonLifeLock, Inc.	(371,250)	(9,846)
		(48,519)

Real Estate—(1.1)%
Healthcare Realty Trust, Inc.	(1,805,718)	(49,621)
Total Common Stocks (Identified Proceeds $(237,377))		(240,398)

Total Securities Sold Short (Identified Proceeds $(238,670))		(241,544)

Written Options—(0.5)%
(See open written options schedule)
Total Written Options (Premiums received $22,280)		(21,496)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—89.7% (Identified Cost $3,916,483)		$3,928,119
Other assets and liabilities, net—10.3%		450,574
NET ASSETS—100.0%		$4,378,693
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $190,102 or 4.3% of net assets.
(2)	Security in default, interest payments are being received during the bankruptcy proceedings.
(3)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(8)	Amount is less than $500.
(9)	All or a portion of the security is restricted.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
JPM	JPMorgan Chase Bank N.A.
GS	Goldman Sachs & Co.
BAML	Bank of America--Merrill Lynch

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Country Weightings†
United States	86%
Cayman Islands	10
Canada	2
United Kingdom	2
Jersey	1
Other	(1)
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2022.
Open Purchased Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
AT&T, Inc.	13,725	$26,078	$19.00	06/17/22	$192
GlaxoSmithKline plc	5,019	19,072	38.00	05/20/22	75
Hartford Financial Services Group, Inc. (The)	3,490	19,195	55.00	06/17/22	113
iShares iBoxx High Yield Corporate Bond ETF	4,695	38,029	81.00	06/17/22	686
Lennar Corp.	2,634	18,438	70.00	05/20/22	316
Lennar Corp.	69	483	70.00	08/19/22	25
SPDR S&P 500 ETF Trust	3,491	144,876	415.00	04/14/22	178
Take-Two Interactive Software, Inc.	859	13,315	155.00	06/17/22	911
Vodafone Group plc	13,120	19,680	15.00	05/20/22	236
XPO Logistics, Inc.	2,826	19,076	67.50	08/19/22	1,413
XPO Logistics, Inc.	2,945	18,406	62.50	08/19/22	1,001
Total Purchased Options					$5,146
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(1,354)	$(10,493)	$77.50	04/14/22	$(425)
Activision Blizzard, Inc.	(1,146)	(8,881)	77.50	05/20/22	(352)
Activision Blizzard, Inc.	(2,462)	(19,696)	80.00	05/20/22	(276)
Anaplan, Inc.	(210)	(1,470)	70.00	04/14/22	(1)
Anaplan, Inc.	(2,098)	(14,161)	67.50	05/20/22	(19)
Anaplan, Inc.	(755)	(5,285)	70.00	05/20/22	(4)
AT&T, Inc.	(13,725)	(30,195)	22.00	06/17/22	(2,704)
Citrix Systems, Inc.	(855)	(8,977)	105.00	04/14/22	(4)
Five9, Inc.	(504)	(5,544)	110.00	04/14/22	(202)
GlaxoSmithKline plc	(5,019)	(20,578)	41.00	05/20/22	(1,481)
Hartford Financial Services Group, Inc. (The)	(3,490)	(22,685)	65.00	06/17/22	(3,106)
Houghton Mifflin Harcourt Co.	(1,153)	(2,594)	22.50	05/20/22	(35)
Houghton Mifflin Harcourt Co.	(7)	(18)	25.00	05/20/22	(—)(3)
Houghton Mifflin Harcourt Co.	(7,087)	(15,946)	22.50	06/17/22	(248)
Lennar Corp.	(2,634)	(19,755)	75.00	05/20/22	(2,186)
Lennar Corp.	(69)	(518)	75.00	08/19/22	(75)
Magnachip Semiconductor Corp.	(493)	(863)	17.50	04/14/22	(12)
Mandiant, Inc.	(16)	(40)	25.00	04/14/22	(—)(3)
Mandiant, Inc.	(17)	(41)	24.00	09/16/22	(—)(3)
MoneyGram International, Inc.	(2,359)	(2,595)	11.00	04/14/22	(2)
MoneyGram International, Inc.	(2,996)	(3,296)	11.00	05/20/22	(9)
Plantronics, Inc.	(2,349)	(9,396)	40.00	05/20/22	(47)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Social Capital Hedosophia Holdings Corp. VI	(1,063)	$(1,063)	$10.00	04/14/22	$(13)
Social Capital Hedosophia Holdings Corp. VI	(1,559)	(1,559)	10.00	05/20/22	(33)
SPDR S&P 500 ETF Trust	(873)	(37,975)	435.00	04/14/22	(1,698)
Vodafone Group plc	(13,120)	(20,992)	16.00	05/20/22	(1,443)
XPO Logistics, Inc.	(2,945)	(19,879)	67.50	08/19/22	(3,375)
XPO Logistics, Inc.	(2,826)	(20,488)	72.50	08/19/22	(2,232)
Zynga, Inc.	(10,042)	(8,034)	8.00	04/14/22	(1,265)
					(21,247)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(4,695)	(35,213)	75.00	06/17/22	(178)
SPDR S&P 500 ETF Trust	(2,618)	(102,102)	390.00	04/14/22	(71)
					(249)
Total Written Options					$(21,496)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

Forward foreign currency exchange contracts as of March 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	85,980	USD	63,420	GS	04/08/22	$925	$—
AUD	643	USD	464	JPM	04/11/22	18	—
GBP	2,543	USD	3,416	GS	04/20/22	—	(75)
GBP	3,839	USD	5,062	JPM	05/04/22	—	(21)
GBP	794	USD	1,048	JPM	09/14/22	—	(5)
JPY	1,754,380	USD	14,462	JPM	04/22/22	—	(46)
USD	61,624	AUD	85,979	GS	04/08/22	—	(2,720)
USD	8,974	AUD	12,534	GS	04/11/22	—	(407)
USD	17,153	AUD	23,346	JPM	04/11/22	—	(318)
USD	98,891	GBP	72,253	GS	04/20/22	3,984	—
USD	33,207	JPY	3,807,788	JPM	04/22/22	1,915	—
USD	1,755	EUR	1,548	GS	04/29/22	41	—
USD	5,199	GBP	3,839	JPM	05/04/22	158	—
USD	52,741	CAD	66,522	JPM	05/20/22	—	(461)
USD	24,316	EUR	22,238	JPM	05/26/22	—	(334)
USD	6,325	JPY	761,976	JPM	06/22/22	52	—
USD	913	EUR	796	GS	06/24/22	29	—
USD	8,786	GBP	6,509	JPM	06/29/22	238	—
USD	20,991	AUD	29,312	GS	07/20/22	—	(988)
USD	8,175	EUR	7,214	GS	07/20/22	157	—
USD	15,355	AUD	21,030	GS	07/27/22	—	(417)
USD	1,043	GBP	794	JPM	09/14/22	—(1)	—
USD	24,635	EUR	22,157	JPM	09/15/22	—	(78)
USD	8,873	EUR	7,990	GS	11/23/22	—	(80)
Total						$7,517	$(5,950)

Footnote Legend:
(1)	Amount is less than $500.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Long Total Return Swap Contracts
Avast plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	09/12/22	98,541	USD	$(7,212)	$—	$(7,212)
BP Midstream Partners LP	Pay	1.330% (1.010% + OBFR)	1 Month	GS	01/23/23	3,047	USD	362	362	—
Bristol-Myers Squibb Co.(2),(3)	Pay	0.000%	1 Month	BAML	09/02/22	—	USD	371	371	—
Brookfield Property LP	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	12/08/22	1,284	USD	(133)	—	(133)
Cazoo Group Ltd.	Receive	(10.680%) ((11.000)% + OBFR)	1 Month	BAML	12/26/22	1,704	USD	(1,167)	—	(1,167)
Cazoo Group Ltd.	Receive	(17.73%) ((18.000)% + SOFR)	1 Month	GS	12/26/22	4,311	USD	(2,862)	—	(2,862)
CNP Assurances	Pay	0.820% (0.500% + OBFR)	1 Month	BAML	12/08/22	25,343	USD	(897)	—	(897)
Crown Resorts Ltd.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	03/20/23	14,526	USD	762	762	—
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	08/19/22	2,960	USD	(340)	—	(340)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	08/22/22	845	USD	(117)	—	(117)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	08/26/22	321	USD	(43)	—	(43)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/05/22	3,240	USD	(453)	—	(453)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/12/22	2,623	USD	(352)	—	(352)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/19/22	272	USD	(38)	—	(38)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	12/08/22	5,792	USD	(693)	—	(693)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	12/09/22	2,129	USD	(260)	—	(260)
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	02/27/23	3,851	USD	32	32	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	03/28/23	1,037	USD	10	10	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/03/23	1,885	USD	4	4	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/07/23	2,968	USD	51	51	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/10/23	10,453	USD	369	369	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/04/23	3,372	USD	45	45	—
Lagardere S.A.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	8,571	USD	32	32	—
Link Administration Holdings Ltd.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	02/24/23	20,115	USD	183	183	—
Meggit plc	Pay	1.080% (0.810% + SOFR)	1 Month	GS	09/12/22	91,223	USD	(4,506)	—	(4,506)
Neles OY	Pay	0.880% (0.610% + SOFR)	1 Month	GS	01/02/23	13,369	USD	(3,986)	—	(3,986)
Telecom Italia S.P.A	Pay	0.880% (0.610% + SOFR)	1 Month	GS	02/13/23	6,406	USD	(1,742)	—	(1,742)
Toshiba Corporation	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	05/16/22	6,191	USD	(730)	—	(730)
Uniper S.E.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	12/12/22	806	USD	(325)	—	(325)
Vifore Pharma AG	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	33,053	USD	916	916	—
Vifore Pharma AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/03/23	73,214	USD	1,043	1,043	—
Vifore Pharma AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/24/23	4,312	USD	68	68	—
Willis Towers Watson plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	10/27/22	26,298	USD	527	527	—
									4,775	(25,856)
Short Total Return Swap Contracts
BP plc	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	04/03/23	(2,863)	USD	(91)	—	(91)
BP plc	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	04/04/23	(464)	USD	11	11	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	04/04/23	(2,464)	USD	28	28	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	04/25/23	(3,504)	USD	— (4)	— (4)	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	04/28/23	(3,558)	USD	28	28	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	05/01/23	(11,632)	USD	91	91	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	05/04/23	(3,942)	USD	— (4)	— (4)	—
II-VI Incorporated	Pay	(0.080%) ((0.350)% + SOFR)	1 Month	GS	05/12/22	(47,598)	USD	1,477	1,477	—
New York Community Bancorp, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	01/10/23	(2,343)	USD	306	306	—
New York Community Bancorp, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	01/13/23	(2,293)	USD	257	257	—
New York Community Bancorp, Inc.	Pay	(0.080%) ((0.400)% + OBFR)	1 Month	BAML	01/16/23	(595)	USD	58	58	—
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Valmet Corp.	Pay	0.000% ((0.270)% + SOFR)	1 Month	GS	01/02/23	(11,962)	USD	$2,581	$2,581	$—
									4,837	(91)
Total									$9,612	$(25,947)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(4)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$223,539	$—	$223,539	$—
Leveraged Loans	44,860	—	28,937	15,923
Equity Securities:
Common Stocks	1,895,216	1,883,812	10,879	525
Rights	464(1)	—	—	464(1)
Escrow Notes	118,558	—	118,533	25
Warrants	3,445(1)	2,876	—	569(1)
Special Purpose Acquisition Companies	766,796	761,537	5,259	—
Preferred Stock	3,461	3,461	—	—
Private Investments in Public Equity	698	310	—	388
Money Market Mutual Fund	1,128,976	1,128,976	—	—
Other Financial Instruments:
Purchased Options	5,146	3,545	1,601	—
Forward Foreign Currency Exchange Contracts	7,813	—	7,813	—
Over-the-Counter Total Return Swaps	9,612	—	9,241	371
Total Investments, before Securities Sold Short and Written Options	4,208,584	3,784,517	405,802	18,265
Liabilities:
Securities Sold Short:
Common Stocks	(240,398)	(240,398)	—	—
U.S. Government Security	(1,146)	—	(1,146)	—
Other Financial Instruments:
Written Options	(21,496)	(13,093)	(8,403)	—
Forward Foreign Currency Exchange Contracts	(6,246)	—	(6,246)	—
Over-the-Counter Total Return Swaps	(25,947)	—	(25,947)	—
Total Liabilities	(295,233)	(253,491)	(41,742)	—
Total Investments, Net of Securities Sold Short and Written Options	$3,913,351	$3,531,026	$364,060	$18,265

(1)	Includes internally fair valued securities currently priced at zero ($0).
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Security held by the Fund with an end of period value of $525 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Schedule of Investments

 THE MERGER FUND®
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.